CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income (loss)	$ 712	$ (9)	$ 616
Adjustments for the following non-cash items:
Depreciation	2,425	2,010	1,852
Unrealized foreign exchange and financial instrument gain	(1,367)	(977)	(492)
Share of loss (earnings) from equity-accounted investments	110	88	(186)
Deferred income tax	(365)	(31)	(176)
Other non-cash items	(102)	391	(282)
Dividends received from equity-accounted investments	159	90	58
Cash flows from (used in) operations before changes in related parties and working capital balances	1,572	1,562	1,390
Changes in due to or from related parties	250	44	7
Net change in working capital balances	(675)	(332)	468
Cash flows from (used in) operating activities	1,147	1,274	1,865
Financing activities
Repayment of medium-term notes	(291)	0	0
Corporate credit facilities, net	(240)	240	0
Commercial paper, net	(236)	248	(65)
Proceeds from non-recourse borrowings	15,954	10,667	8,316
Repayment of non-recourse borrowings	(10,048)	(8,681)	(6,037)
Capital contributions from participating non-controlling interests – in operating subsidiaries	3,125	2,343	2,593
Capital repaid to participating non-controlling interests – in operating subsidiaries	(1,397)	(317)	(248)
Issuance of equity instruments, net of related costs	632	145	630
Redemption and repurchase of equity instruments	(34)	(182)	(43)
Distributions paid:
To participating non-controlling interests – in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	(2,933)	(993)	(967)
To unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation	(1,140)	(1,061)	(990)
Inflows from related party	6,723	5,955	670
Outflows to related party	(4,188)	(1,440)	(1,556)
Cash flows from (used in) financing activities	6,418	7,649	2,596
Investing activities
Acquisitions, net of cash and cash equivalents in acquired entity	(4,435)	(2,940)	(791)
Investment in equity-accounted investments	(175)	(389)	(725)
Investment in property, plant and equipment	(6,587)	(3,733)	(2,809)
Proceeds from disposal of assets, net of cash and cash equivalents disposed	2,817	1,092	217
Purchase of financial assets	(245)	(979)	(644)
Proceeds from financial assets	346	183	431
Restricted cash and other	(368)	(34)	(35)
Cash flows from (used in) investing activities	(8,647)	(6,800)	(4,356)
(Decrease) increase	(1,082)	2,123	105
Foreign exchange gain (loss) on cash	121	(95)	38
Balance, beginning of year	3,135	1,141	998
Balance, end of year	2,093	3,135	1,141
Supplemental cash flow information:
Net change in cash classified within assets held for sale	(81)	(34)	0
Interest paid	2,409	1,917	1,353
Interest received	111	109	112
Income taxes paid	176	112	194
Medium term notes
Financing activities
Proceeds from medium-term notes	307	586	293
Hybrid notes
Financing activities
Proceeds from medium-term notes	$ 184	$ 139	$ 0